Pension and Other Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
The following table shows the effect of a one-percentage-point increase and decrease in assumed health care cost trend rates (in millions):

Assumed Health Care Cost Trend Rate	1% Increase	1% Decrease
Effect of post-retirement benefit obligation	$29	$(24)
Effect on total of service and interest cost components	1	(1)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Based on the valuation techniques described in Note 15, the fair values of our pension plan assets as of December 31, 2015, by asset category, are as follows (in millions):

	Fair Value Measurements
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash	$11	$—	$—	$11
Equity securities:
U.S. large-cap	—	244	—	244
U.S. small-cap	—	69	—	69
International	—	128	—	128
Fixed income securities	128	83	3	214
Total	$139	$524	$3	$666
The fair values of our pension plan assets as of December 31, 2014, by asset category, are as follows (in millions):

	Fair Value Measurements
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash	$31	$—	$3	$34
Equity securities:
U.S. large-cap	150	76	—	226
U.S. small-cap	69	38	—	107
International	85	51	—	136
Fixed income securities	121	94	—	215
Total	$456	$259	$3	$718

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
The following table shows the actuarial determined benefit obligation, interest costs, employee contributions, actuarial (gain) loss, benefits paid during the period and the accrued employee benefits (in millions):

	As of December 31,
	2015	2014
Benefit obligation at the end of year	$224	$239
Interest cost	8	8
Actuarial (gain) loss	(12)	35
Employee contributions	3	3
Benefits paid	(14)	(16)
Amounts recognized in the accompanying consolidated balance sheets:
Other current liabilities	$(12)	$(12)
Accrued employee benefits	$(212)	$(227)
The measurement dates for the pension plan are December 31, 2015 and 2014. The following table provides a summary of the changes in the pension plan's benefit obligations and the fair value of assets as of December 31, 2015 and 2014 and a statement of funded status of the pension plan as of December 31, 2015 and 2014 (in millions):

	As of December 31,
	2015	2014
Asset Category
Change in benefit obligation:
Benefit obligation at beginning of year	$916	$837
Interest cost	34	37
Actuarial (gain) loss	(38)	146
Plan settlements	—	(55)
Benefits paid	(51)	(49)
Benefit obligation at year end	$861	$916
Change in plan assets:
Fair value of plan assets at beginning of year	$718	$735
Actual return (loss) on plan assets	(11)	36
Contributions	10	51
Plan settlements	—	(55)
Benefits paid	(51)	(49)
Fair value of plan assets at end of year	$666	$718
Funded status	$(195)	$(198)
Accumulated benefit obligation	$861	$916
Amounts recognized in the accompanying consolidated balance sheets:
Accrued employee benefits	$(195)	$(198)
The following table provides a summary of the changes in the SERP benefit obligations (in millions):

	As of December 31,
	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$73	$73
Interest cost	2	3
Actuarial (gain) loss	(3)	8
Benefits paid	(11)	(11)
Benefit obligation at year end	$61	$73
Funded status	$(61)	$(73)
Amounts recognized in the accompanying consolidated balance sheets:
Other current liabilities	$(9)	$(11)
Accrued employee benefits	(52)	(62)

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
The components of the pension plan expense (benefit) in the accompanying consolidated statements of income are set forth below for the years ended December 31, 2015 and 2014 and for the period from November 13, 2013 to December 31, 2013 (in millions):

	Year Ended December 31,		Period from November 13, 2013 to December 31, 2013
	2015	2014
Interest cost	$34	$37	$5
Estimated return on plan assets	(46)	(47)	(6)
Amortization of loss	2	—	—
Settlement loss	—	4	—
Aggregate pension expense (benefit)	$(10)	$(6)	$(1)

Schedule of Expected Benefit Payments [Table Text Block]
The following table shows the projected payments for the pension plan based on actuarial assumptions (in millions):

2016	$50
2017	50
2018	49
2019	49
2020	49
Next 5 years	246
The following table shows the projected payments for the SERP plan based on the actuarial assumptions (in millions):

Projected SERP Plan Payments
2016	$9
2017	8
2018	7
2019	5
2020	5
Next 5 years	19
The following table shows the payments projected for our post-retirement benefit plans (net of expected Medicare subsidy receipts of $12 million in aggregate over the next ten fiscal years) based on actuarial assumptions (in millions):

2016	$13
2017	13
2018	13
2019	13
2020	13
Next 5 years	68

Schedule of Assumptions Used [Table Text Block]
The weighted average assumptions used to develop the actuarial present value of the projected benefit obligation and net periodic pension/SERP costs for years ended December 31, 2015 and 2014 and for the period from November 13, 2013 to December 31, 2013 are set forth below:

	Year Ended December 31,		Period from November 13, 2013 to December 31, 2013
	2015	2014
Discount rate (pension/SERP plans)	4.0%/3.4%	3.8%/3.2%	4.6%/3.8%
Expected long-term rate of return on plan assets (pension/SERP plans)	6.5%/N/A	6.5%/N/A	6.5%/N/A
Rate of compensation increase	N/A	N/A	N/A

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
The accumulated other comprehensive loss, after tax, as of December 31, 2015, consisted of the following amounts that have not yet been recognized in net periodic benefit cost (in millions):

	Pension Plans	SERP Plans	Post-retirement Benefit Plans	Total
Unrecognized net actuarial losses, after tax	$102	$3	$14	$119

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The amount of prior actuarial loss included in accumulated other comprehensive income related to the pension, SERP and postretirement plans as of December 31, 2015, which are expected to be recognized in net periodic benefit cost in the coming year, is estimated to be (in millions):

	Pension Plans	SERP Plans	Post-retirement Benefit Plans	Total
Loss recognition	$(1)	$—	$—	$(1)